Cover	Apr. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2025
Entity File Number	001-41612
Entity Registrant Name	ASSET ENTITIES INC.
Entity Central Index Key	0001920406
Entity Tax Identification Number	88-1293236
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	100 Crescent Ct
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	459-3117
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.0001 par value per share
Trading Symbol	ASST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false